UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.

1.             Name and address of issuer:  Penn Mutual Variable
               Life Account I
                                   600 Dresher Road
                                   Horsham, PA 19044

2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
               classes):      [X]__________________________________
   _________________________________________________________________

3.             Investment Company Act File Number:  811-5006

               Securities Act File Number:  33-87276

4(a).          Last day of fiscal year for which this Form is
               filed:                _______________________________

4(b).[ ]            Check box if this Form is being filed late
                    (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

5.             Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during the
               fiscal year pursuant to section 24(f):             $      0.00
                                                                  -----------
          (ii) Aggregate price of securities redeemed or
               repurchased during the fiscal year:     $   0.00
                                                       -----------
          (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending


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                no earlier than October 11, 1995 that were not
                previously used to reduce registration fees
                payable to the Commission:             $    0.00
                                                       -----------
          (iv) Total available redemption credits
               {add Items 5(ii) and 5(iii)}:                      -$     0.00
                                                                  -----------
          (v)  Net sales -- if Item 5(i) is greater than
               Item 5(iv) {subtract Item 5(iv) from Item 5(i)}:   $      0.00
                                                                  -----------
          (vi) Redemption credits available for use  $(0.00)
               in future years -- if Item 5(i) is    -------
               less than Item 5(iv)
               {subtract Item 5(iv) from Item 5(i)}:


          (vii) Multiplier for determining registration fee
                (See Instruction C.9):                            x0.000295
                                                                  -----------
          (viii) Registration fee due {multiply Item 5(v)
                 by Item 5(vii)} (enter "0" if no fee is due):    =$     0.00
                                                                  -----------
6.             Prepaid Shares

               If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

7.             Interest due -- if this Form is being filed more
               than 90 days after the end of the issuer's fiscal
               year (see Instruction D):
                                                                  +$     0.00
                                                                  -----------
8.             Total of the amount of the registration fee due plus
               any interest due {line 5(viii) plus line 7}:
                                                                  =$     0.00
                                                                  -----------




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9.             Date the registration fee and any interest payment
               was sent to the Commission's lockbox depository:
               N/A

                    Method of Delivery: [ ] Wire Transfer
                                        [ ] Mail or other means

                             SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ ANN M. STROOTMAN
                              Ann M. Strootman
                              Vice President and Controller
   *Please print the name and title of the signing officer below the signature.

Date:  March 31, 1998
































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